Note Payable and Accrued Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Note Payable and Accrued Interest

Note 6 – Note Payable and Accrued Interest

On February 10, 2021, the Company entered into a note payable with its current bank in the principal amount of $514,200, for working capital purposes.

The loan amount bears interest at 1% and is due on February 5, 2026. The loan may be repaid in advance without penalty. The loan is also potentially forgivable in full provided proceeds are used for payment of payroll expenses, rent, utilities and mortgage interest and certain other terms and conditions are met. If any portion of the loan is not forgiven, payments will commence 10 months following the end of the 24-week deferral period. The loan has typical default provisions, including for change of ownership, general lender insecurity as to repayment, non-payment of amounts due, defaults on other debt instruments, insolvency, dissolution or termination of the business as a going concern and bankruptcy.

During the three and nine months ended September 30, 2021, interest of $1,296 and $3,268 was accrued, respectively, in respect of this note payable.

Surna Inc.

Notes to Condensed Consolidated Financial Statements

September 30, 2021

(in US Dollars except share numbers)

(Unaudited)

Note 9 – Note Payable and Accrued Interest

On April 22, 2020, the Company entered into a note payable with its current bank in the principal amount of $554,000, for working capital purposes.

The loan amount was subject to interest at 1% and was initially due on April 20, 2022. Subsequently, the term of the loan was potentially to be extended to April 20, 2025. The loan could be repaid in advance without penalty. The loan was also potentially forgivable in full provided proceeds were used for payment of payroll expenses, rent, utilities and mortgage interest and certain other terms and conditions were met. The loan had typical default provisions, including for change of ownership, general lender insecurity as to repayment, non-payment of amounts due, defaults on other debt instruments, insolvency, dissolution or termination of the business as a going concern and bankruptcy.

During the year ended December 31, 2020, interest of $3,203 was accrued in respect of this note payable.

On December 11, 2020, the Company received notice from the bank that its loan received on April 22, 2020, in the principal amount of $554,000 and all accrued interest of $3,203, was fully forgiven. This gain on loan forgiveness was recorded as Other Income in the Statement of Operations during the year.

As further discussed in Note 16 Subsequent Events below, on February 10, 2021, we received funding based on a loan agreement entered into on February 5, 2021 with its current bank in the principal amount of $514,200 for working capital purposes. Consistent with the loan provisions, the Company will use the proceeds to meet payroll and benefit expenses as well as for rent and utilities. The loan amount bears interest at 1% and is due on February 5, 2026. The loan may be repaid in advance without penalty. The loan has typical default provisions, including for change of ownership, general lender insecurity as to repayment, non-payment of amounts due, defaults on other debt instruments, insolvency, dissolution or termination of the business as a going concern and bankruptcy.